UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07409

Tax-Managed Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

Item 1. Reports to Stockholders

Tax-Managed Growth Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.4%
Security	Shares	Value
Aerospace & Defense — 3.9%
Boeing Co. (The)	973,013	$63,946,414
General Dynamics Corp.	1,484,304	124,978,397
Honeywell International, Inc.	293,134	14,738,778
Lockheed Martin Corp.	19,800	1,953,468
Northrop Grumman Corp.	3,054,737	204,361,905
Raytheon Co.	58,540	3,294,631
Rockwell Collins, Inc.	129,632	6,217,151
United Technologies Corp.	3,701,837	228,403,343
		$647,894,087
Air Freight & Logistics — 2.0%
CH Robinson Worldwide, Inc.	189,610	$10,398,212
FedEx Corp.	2,095,835	165,130,840
United Parcel Service, Inc., Class B	2,606,264	160,207,048
		$335,736,100
Airlines — 0.0%
Southwest Airlines Co.	334,163	$4,357,486
		$4,357,486
Auto Components — 0.2%
Delphi Corp.(1)	5,361	$391
Johnson Controls, Inc.	741,207	21,257,817
WABCO Holdings, Inc.	73,907	3,433,719
		$24,691,927
Automobiles — 0.1%
DaimlerChrysler AG	24,284	$1,497,594
Ford Motor Co.(1)	4,330	20,827
General Motors Corp.	5,751	66,136
Harley-Davidson, Inc.	172,991	6,272,654
		$7,857,211
Beverages — 6.2%
Anheuser-Busch Cos., Inc.	4,663,258	$289,681,587
Brown-Forman Corp., Class A	479,732	36,469,227
Brown-Forman Corp., Class B	45,820	3,462,617
Coca-Cola Co. (The)	5,241,602	272,458,472
Coca-Cola Enterprises, Inc.	1,290,080	22,318,384
PepsiCo, Inc.	6,270,790	398,759,536
		$1,023,149,823

Security	Shares	Value
Biotechnology — 1.1%
Amgen, Inc.(1)	2,977,102	$140,400,130
Biogen Idec, Inc.(1)	212,421	11,872,210
Genentech, Inc.(1)	11,609	881,123
Genzyme Corp.(1)	244,608	17,616,668
Gilead Sciences, Inc.(1)	272,329	14,419,821
		$185,189,952
Building Products — 0.1%
Masco Corp.	778,014	$12,238,160
		$12,238,160
Capital Markets — 4.1%
Affiliated Managers Group, Inc.(1)	20,520	$1,848,031
Ameriprise Financial, Inc.	65,118	2,648,349
Bank of New York Mellon Corp. (The)	880,667	33,315,633
Charles Schwab Corp. (The)	797,107	16,372,578
Credit Suisse Group	155,136	7,081,776
Deutsche Bank AG	16,000	1,365,600
E*Trade Financial Corp.(1)	45,935	144,236
Federated Investors, Inc., Class B	1,213,184	41,757,793
Franklin Resources, Inc.	539,468	49,442,242
Goldman Sachs Group, Inc.	1,116,548	195,284,245
Knight Capital Group, Inc., Class A(1)	571,423	10,274,186
Legg Mason, Inc.	82,784	3,606,899
Lehman Brothers Holdings, Inc.	195,374	3,870,359
Merrill Lynch & Co., Inc.	2,120,933	67,254,785
Morgan Stanley	3,022,205	109,010,934
Northern Trust Corp.	676,568	46,392,268
Piper Jaffray Cos., Inc.(1)	8,742	256,403
Raymond James Financial, Inc.	157,500	4,156,425
State Street Corp.	595,981	38,136,824
T. Rowe Price Group, Inc.	341,862	19,304,947
UBS AG(1)	202,604	4,185,799
Waddell & Reed Financial, Inc., Class A	273,635	9,579,961
		$665,290,273
Chemicals — 0.9%
Arch Chemicals, Inc.	4,950	$164,092
Ashland, Inc.	39,261	1,892,380
Dow Chemical Co. (The)	252,695	8,821,582
E.I. Du Pont de Nemours & Co.	1,095,402	46,981,792
Ecolab, Inc.	414,911	17,837,024
Monsanto Co.	36,099	4,564,358

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Chemicals (continued)
Olin Corp.	9,900	$259,182
PPG Industries, Inc.	14,262	818,211
Rohm and Haas Co.	2,380	110,527
Sigma-Aldrich Corp.	1,049,102	56,504,634
Tronox, Inc., Class B	3,250	9,815
Valspar Corp. (The)	716,998	13,558,432
		$151,522,029
Commercial Banks — 3.9%
Associated Banc-Corp.	34,850	$672,256
Banco Bilbao Vizcaya Argentaria SA ADR	76,264	1,446,728
Bank of Hawaii Corp.	69,735	3,333,333
Bank of Montreal	60,909	2,511,278
BB&T Corp.	1,490,483	33,938,298
City National Corp.	143,260	6,026,948
Comerica, Inc.	304,100	7,794,083
Commerce Bancshares, Inc.	38,695	1,534,644
Fifth Third Bancorp	2,977,021	30,306,074
First Horizon National Corp.	106,594	791,993
First Midwest Bancorp, Inc.	241,668	4,507,108
HSBC Holdings PLC	220,592	3,400,080
HSBC Holdings PLC ADR	378,428	29,025,428
Huntington Bancshares, Inc.	440,910	2,544,051
KeyCorp	482,261	5,295,226
M&T Bank Corp.	63,634	4,488,742
Marshall & Ilsley Corp.	672,512	10,309,609
National City Corp.(2)	1,191,169	5,681,876
PNC Financial Services Group, Inc.	86,068	4,914,483
Regions Financial Corp.	1,944,333	21,212,673
Royal Bank of Canada	610,067	27,251,693
Societe Generale	1,669,583	144,852,104
SunTrust Banks, Inc.	829,056	30,028,408
Synovus Financial Corp.	490,874	4,285,330
Toronto-Dominion Bank	17,915	1,115,567
Trustmark Corp.	205,425	3,625,751
U.S. Bancorp	4,879,497	136,089,171
Valley National Bancorp.	5,490	86,577
Wachovia Corp.	2,729,682	42,391,961
Wells Fargo & Co.	2,841,132	67,476,885
Westamerica Bancorporation	1,968	103,497
Zions Bancorporation	328,893	10,356,841
		$647,398,696

Security	Shares	Value
Commercial Services & Supplies — 0.2%
ACCO Brands Corp.(1)	15,490	$173,953
Allied Waste Industries, Inc.(1)	600,000	7,572,000
Avery Dennison Corp.	56,594	2,486,174
Cintas Corp.	279,410	7,407,159
Herman Miller, Inc.	150,600	3,748,434
HNI Corp.	291,437	5,146,777
PHH Corp.(1)	20,068	308,044
Pitney Bowes, Inc.	43,177	1,472,336
RR Donnelley & Sons Co.	7,569	224,724
Waste Management, Inc.	143,738	5,420,360
		$33,959,961
Communications Equipment — 2.9%
ADC Telecommunications, Inc.(1)	1	$15
Alcatel SA ADR(1)	89,240	539,010
Cisco Systems, Inc.(1)	8,618,587	200,468,334
Corning, Inc.	3,669,485	84,581,629
EchoStar Corp., Class A(1)	7,030	219,477
Juniper Networks, Inc.(1)	137,067	3,040,146
Motorola, Inc.	1,238,348	9,089,474
Nokia Oyj ADR	2,012,328	49,302,036
Nortel Networks Corp.(1)	72,544	596,312
QUALCOMM, Inc.	2,806,558	124,526,978
Research In Motion, Ltd.(1)	75,000	8,767,500
Tellabs, Inc.(1)	25,118	116,799
		$481,247,710
Computer Peripherals — 2.7%
Apple, Inc.(1)	176,164	$29,496,900
Dell, Inc.(1)	4,273,087	93,495,144
EMC Corp.(1)	1,746,375	25,654,249
Hewlett-Packard Co.	897,649	39,685,062
International Business Machines Corp.	1,713,292	203,076,501
Lexmark International, Inc., Class A(1)	1,089,157	36,410,519
NetApp, Inc.(1)	419,094	9,077,576
Sun Microsystems, Inc.(1)	7,208	78,423
		$436,974,374
Construction & Engineering — 0.0%
Jacobs Engineering Group, Inc.(1)	87,997	$7,101,358
		$7,101,358

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Construction Materials — 0.1%
CRH PLC	159,526	$4,579,115
Vulcan Materials Co.	201,862	12,067,310
		$16,646,425
Consumer Finance — 0.7%
American Express Co.	677,156	$25,508,467
Capital One Financial Corp.	1,718,090	65,304,601
Discover Financial Services	1,230,162	16,201,234
SLM Corp.(1)	70,005	1,354,597
		$108,368,899
Containers & Packaging — 0.1%
Bemis Co., Inc.	279,823	$6,273,632
Sonoco Products Co.	38,555	1,193,277
Temple-Inland, Inc.	90,660	1,021,738
		$8,488,647
Distributors — 0.1%
Genuine Parts Co.	188,424	$7,476,664
		$7,476,664
Diversified Consumer Services — 0.2%
Apollo Group, Inc., Class A(1)	27,070	$1,198,118
H&R Block, Inc.	1,603,312	34,310,877
		$35,508,995
Diversified Financial Services — 1.4%
Bank of America Corp.	3,446,003	$82,256,092
Citigroup, Inc.	2,269,303	38,033,518
CME Group, Inc.	15,159	5,808,777
ING Groep NV ADR	92,791	2,927,556
IntercontinentalExchange, Inc.(1)	13,162	1,500,468
JPMorgan Chase & Co.	2,682,847	92,048,481
Moody's Corp.	323,702	11,148,297
		$233,723,189
Diversified Telecommunication Services — 1.8%
AT&T, Inc.	1,589,435	$53,548,065
BCE, Inc.	2,653,500	92,368,335
Bell Aliant Regional Communications, Inc.(1)(3)	210,251	6,026,415
Deutsche Telekom AG ADR	1,759,603	28,804,701
Embarq Corp.	10,156	480,074
Fairpoint Communciations, Inc.	7,769	56,014
McLeod USA, Inc., Class A(1)(4)	947	0

Security	Shares	Value
Diversified Telecommunication Services (continued)
RSL Communications, Ltd., Class A(1)(4)	247,161	$0
Telefonos de Mexico SA de CV ADR	2,019,435	47,820,221
Telmex Internacional SAB de CV ADR(1)	2,019,435	32,512,903
Verizon Communications, Inc.	512,786	18,152,624
Windstream Corp.	906,552	11,186,852
		$290,956,204
Electric Utilities — 0.6%
Duke Energy Corp.	432,532	$7,517,406
Exelon Corp.	1,011,736	91,015,771
Southern Co. (The)	68,451	2,390,309
		$100,923,486
Electrical Equipment — 0.8%
Emerson Electric Co.	2,529,221	$125,069,978
Rockwell Automation, Inc.	112,400	4,915,252
Roper Industries, Inc.	46,244	3,046,555
		$133,031,785
Electronic Equipment & Instruments — 0.4%
Agilent Technologies, Inc.(1)	459,803	$16,341,399
Arrow Electronics, Inc.(1)	8,750	268,800
Flextronics International, Ltd.(1)	480,195	4,513,833
Jabil Circuit, Inc.	1,435,596	23,558,130
National Instruments Corp.	88,674	2,515,681
Plexus Corp.(1)	138,091	3,822,359
Tyco Electronics, Ltd.	261,877	9,380,434
		$60,400,636
Energy Equipment & Services — 1.3%
Baker Hughes, Inc.	204,980	$17,902,953
Halliburton Co.	900,476	47,788,261
Schlumberger, Ltd.	1,176,016	126,339,399
Transocean, Inc.(1)	81,993	12,494,913
		$204,525,526
Food & Staples Retailing — 2.6%
Costco Wholesale Corp.	913,115	$64,045,886
CVS Caremark Corp.	2,389,630	94,557,659
Kroger Co. (The)	1,311,785	37,871,233
Safeway, Inc.	534,989	15,273,936
Sysco Corp.	2,322,757	63,899,045
Walgreen Co.	971,030	31,568,185
Wal-Mart Stores, Inc.	2,033,522	114,283,936
		$421,499,880

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Food Products — 2.5%
Archer-Daniels-Midland Co.(5)	25,859	$872,087
Archer-Daniels-Midland Co.	1,933,807	65,265,986
Campbell Soup Co.	1,286,000	43,029,560
ConAgra Foods, Inc.	184,395	3,555,136
Del Monte Foods Co.	21,341	151,521
General Mills, Inc.	28,272	1,718,089
H.J. Heinz Co.	124,700	5,966,895
Hershey Co. (The)	519,478	17,028,489
J.M. Smucker Co. (The)	3,166	128,666
Kellogg Co.	9,362	449,563
Kraft Foods, Inc., Class A	337,808	9,610,638
Nestle SA	2,750,000	124,286,760
Sara Lee Corp.	3,321,072	40,683,132
Smithfield Foods, Inc.(1)	580,473	11,539,803
TreeHouse Foods, Inc.(1)	2	49
Tyson Foods, Inc., Class A	110,347	1,648,584
Unilever NV	72,175	2,049,770
Unilever PLC ADR	1,755	49,860
William Wrigley Jr. Co.	997,504	77,585,861
		$405,620,449
Health Care Equipment & Supplies — 1.4%
Baxter International, Inc.	244,163	$15,611,782
Becton, Dickinson and Co.	63,708	5,179,460
Boston Scientific Corp.(1)	1,124,134	13,815,607
Covidien, Ltd.	281,877	13,499,090
Hospira, Inc.(1)	110,611	4,436,607
Medtronic, Inc.	2,639,819	136,610,633
St. Jude Medical, Inc.(1)	153,032	6,255,948
Stryker Corp.	168,467	10,593,205
Zimmer Holdings, Inc.(1)	291,816	19,858,079
		$225,860,411
Health Care Providers & Services — 1.4%
AmerisourceBergen Corp.	368,948	$14,754,231
Cardinal Health, Inc.	1,856,066	95,735,884
CIGNA Corp.	49,467	1,750,637
Express Scripts, Inc.(1)	196,994	12,355,464
Health Management Associates, Inc., Class A(1)	124,425	810,007
Henry Schein, Inc.(1)	946,563	48,814,254
IMS Health, Inc.	120,055	2,797,281
McKesson Corp.	6,462	361,290
Medco Health Solutions, Inc.(1)	341,920	16,138,624
PharMerica Corp.(1)	30,682	693,106
Sunrise Senior Living, Inc.(1)	8,000	179,840

Security	Shares	Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp.(1)	1,548	$8,607
UnitedHealth Group, Inc.	441,856	11,598,720
WellPoint, Inc.(1)	609,715	29,059,017
		$235,056,962
Hotels, Restaurants & Leisure — 0.9%
Carnival Corp., Unit	542,168	$17,869,857
Darden Restaurants, Inc.	147,345	4,706,199
International Game Technology	416,304	10,399,274
International Speedway Corp., Class A	118,344	4,618,966
Marriott International, Inc., Class A	424,554	11,140,297
McDonald's Corp.	913,251	51,342,971
Starbucks Corp.(1)	2,248,271	35,387,786
Wyndham Worldwide Corp.	110,649	1,981,724
Yum! Brands, Inc.	241,673	8,480,306
		$145,927,380
Household Durables — 0.2%
Blyth, Inc.	46,500	$559,395
D.R. Horton, Inc.	639,250	6,935,862
Fortune Brands, Inc.	117,478	7,331,802
Leggett & Platt, Inc.	1,126,564	18,892,478
Newell Rubbermaid, Inc.	101,321	1,701,180
		$35,420,717
Household Products — 3.4%
Clorox Co. (The)	31,145	$1,625,769
Colgate-Palmolive Co.	694,712	48,004,599
Energizer Holdings, Inc.(1)	76,555	5,595,405
Kimberly-Clark Corp.	645,207	38,570,474
Procter & Gamble Co.	7,705,163	468,550,962
		$562,347,209
Independent Power Producers & Energy Traders — 0.0%
AES Corp. (The)(1)	133,519	$2,564,900
		$2,564,900
Industrial Conglomerates — 2.6%
3M Co.	1,005,447	$69,969,057
General Electric Co.	13,250,553	353,657,260
Textron, Inc.	43,912	2,104,702
Tyco International, Ltd.	50,145	2,007,806
		$427,738,825

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Insurance — 4.7%
Aegon NV ADR	5,272,475	$69,122,147
AFLAC, Inc.	2,241,995	140,797,286
Allstate Corp. (The)	191,074	8,711,064
American International Group, Inc.	6,235,727	164,997,336
AON Corp.	366,537	16,838,710
Arthur J. Gallagher & Co.	557,025	13,424,303
Berkshire Hathaway, Inc., Class A(1)	633	76,434,750
Berkshire Hathaway, Inc., Class B(1)	40,387	162,032,644
Chubb Corp.	28,354	1,389,630
Cincinnati Financial Corp.	66,783	1,696,288
Hartford Financial Services Group, Inc.	58,685	3,789,290
Lincoln National Corp.	142,819	6,472,557
Manulife Financial Corp.	246,658	8,561,499
Marsh & McLennan Cos., Inc.	416,952	11,070,076
MetLife, Inc.	81	4,274
Old Republic International Corp.	290,664	3,441,462
Progressive Corp.	2,706,380	50,663,434
SAFECO Corp.	8,000	537,280
Torchmark Corp.	318,929	18,705,186
Travelers Companies, Inc. (The)	341,539	14,822,793
UnumProvident Group	39,000	797,550
XL Capital Ltd., Class A	176,300	3,624,728
		$777,934,287
Internet & Catalog Retail — 0.1%
Amazon.com, Inc.(1)	43,801	$3,211,927
Expedia, Inc.(1)	403,096	7,408,904
IAC/InterActiveCorp(1)	429,832	8,287,161
		$18,907,992
Internet Software & Services — 1.2%
Akamai Technologies, Inc.(1)	530,000	$18,438,700
eBay, Inc.(1)	1,266,744	34,620,114
Google, Inc., Class A(1)	267,204	140,661,530
		$193,720,344
IT Services — 2.1%
Accenture, Ltd., Class A	2,739,520	$111,553,254
Acxiom Corp.	74,785	859,280
Automatic Data Processing, Inc.	1,464,001	61,341,642
Broadridge Financial Solutions, Inc.	23,891	502,906
Computer Sciences Corp.(1)	226,702	10,618,722
DST Systems, Inc.(1)	22,600	1,244,130

Security	Shares	Value
IT Services (continued)
Electronic Data Systems Corp.	1,252	$30,849
Fiserv, Inc.(1)	836,355	37,945,426
Gartner, Inc., Class A(1)	30,575	633,514
Metavante Technologies, Inc.(1)	201,899	4,566,955
Paychex, Inc.	983,290	30,757,311
Perot Systems Corp.(1)	321,536	4,826,255
Total System Services, Inc.	223,188	4,959,237
Western Union Co.	3,320,585	82,084,861
		$351,924,342
Leisure Equipment & Products — 0.0%
Eastman Kodak Co.	3,791	$54,704
Mattel, Inc.	22,565	386,313
		$441,017
Life Sciences Tools & Services — 0.2%
Dionex Corp.(1)	37,300	$2,475,601
Invitrogen Corp.(1)	693,826	27,239,609
PerkinElmer, Inc.	34,000	946,900
Thermo Fisher Scientific, Inc.(1)	18,700	1,042,151
		$31,704,261
Machinery — 4.2%
Caterpillar, Inc.	215,929	$15,939,879
Danaher Corp.	3,893,159	300,941,191
Deere & Co.	3,469,340	250,243,494
Dover Corp.	653,465	31,608,102
Illinois Tool Works, Inc.	1,707,680	81,131,877
ITT Industries, Inc.	8,428	533,745
Parker Hannifin Corp.	45,658	3,256,329
		$683,654,617
Media — 3.9%
CBS Corp., Class A	4,000	$77,920
CBS Corp., Class B	314,704	6,133,581
Citadel Broadcasting Corp.(1)	9,621	11,738
Comcast Corp., Class A	2,774,705	52,636,154
Comcast Corp., Class A Special	3,545,407	66,511,835
Discovery Holding Co., Class A(1)	16,629	365,173
DISH Network Corp., Class A(1)	35,150	1,029,192
E.W. Scripps Co. (The), Class A	51,066	2,121,282
Entercom Communications Corp.	220,000	1,544,400
Gannett Co., Inc.	475,121	10,295,872

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Media (continued)
Havas Advertising	3,047,734	$11,177,581
Idearc, Inc.	16,752	39,367
Interpublic Group of Cos., Inc.(1)	767,671	6,601,971
Liberty Global, Inc., Series A(1)	3,140	98,690
Liberty Global, Inc., Series C(1)	3,140	95,330
Liberty Entertainment, Series A(1)	33,260	805,890
Liberty Interactive, Series A(1)	41,572	613,603
Liberty Capital, Class A	8,315	119,736
Live Nation, Inc.(1)	8,750	92,575
McGraw-Hill Cos., Inc. (The)	499,647	20,045,838
New York Times Co. (The), Class A	22,468	345,783
News Corp., Class A	188,031	2,827,986
Omnicom Group, Inc.	4,812,634	215,991,014
Publicis Groupe	329,132	10,626,659
Time Warner, Inc.	4,002,679	59,239,649
Viacom, Inc., Class A(1)	4,000	122,440
Viacom, Inc., Class B(1)	298,748	9,123,764
Vivendi SA	128,988	4,867,052
Walt Disney Co.	4,887,643	152,494,462
Washington Post Co., Class B	12,870	7,553,403
WPP Group PLC ADR	67,544	3,229,954
		$646,839,894
Metals & Mining — 0.0%
Alcoa, Inc.	85,947	$3,061,432
Freeport-McMoRan Copper & Gold, Inc., Class B	21,456	2,514,429
		$5,575,861
Multiline Retail — 1.1%
Dollar Tree, Inc.(1)	30,000	$980,700
Family Dollar Stores, Inc.	287,608	5,734,904
JC Penney Co., Inc.	98,429	3,571,988
Macy's, Inc.	230,860	4,483,301
Nordstrom, Inc.	131,384	3,980,935
Sears Holdings Corp.(1)	4,107	302,522
Target Corp.	3,610,237	167,839,918
		$186,894,268
Multi-Utilities — 0.0%
Ameren Corp.	5,000	$211,150
PG&E Corp.	3,000	119,070
Wisconsin Energy Corp.	9,576	433,027
		$763,247

Security	Shares	Value
Office Electronics — 0.0%
Xerox Corp.	10,000	$135,600
Zebra Technologies Corp., Class A(1)	13,500	440,640
		$576,240
Oil, Gas & Consumable Fuels — 14.2%
Anadarko Petroleum Corp.	4,381,890	$327,940,648
Apache Corp.	2,147,950	298,565,050
BP PLC ADR	4,848,301	337,296,301
Chevron Corp.	703,788	69,766,504
ConocoPhillips	6,175,750	582,929,043
Devon Energy Corp.	568,771	68,343,523
El Paso Corp.	97,665	2,123,237
Exxon Mobil Corp.	6,572,368	579,222,792
Hess Corp.	53,765	6,784,605
Marathon Oil Corp.	177,844	9,224,768
Murphy Oil Corp.	78,679	7,714,476
Royal Dutch Shell PLC ADR, Class A	157,131	12,839,174
Royal Dutch Shell PLC ADR, Class B	9,594	768,575
Spectra Energy Corp.	263,315	7,567,673
Suncor Energy, Inc.	8,100	470,772
Total SA ADR	154,652	13,187,176
Williams Cos., Inc.	223,515	9,009,890
		$2,333,754,207
Paper and Forest Products — 0.1%
International Paper Co.	139,946	$3,260,742
Neenah Paper, Inc.	7,381	123,336
Weyerhaeuser Co.	85,055	4,349,713
		$7,733,791
Personal Products — 0.0%
Avon Products, Inc.	104,000	$3,746,080
Estee Lauder Cos., Inc., Class A	13,035	605,476
		$4,351,556
Pharmaceuticals — 7.8%
Abbott Laboratories	3,834,712	$203,124,695
Allergan, Inc.	282,162	14,686,532
Bristol-Myers Squibb Co.	3,890,450	79,870,939
Eli Lilly & Co.	4,403,703	203,274,930
Forest Laboratories, Inc.(1)	56,729	1,970,765
GlaxoSmithKline PLC ADR	442,201	19,554,128
Johnson & Johnson	3,897,694	250,777,632

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Pharmaceuticals (continued)
King Pharmaceuticals, Inc.(1)	152,305	$1,594,633
Merck & Co., Inc.	2,191,690	82,604,796
Mylan, Inc.(1)	6,832	82,462
Novo Nordisk A/S ADR	365,229	24,105,114
Pfizer, Inc.	12,476,193	217,959,092
Schering-Plough Corp.	1,809,728	35,633,544
Shering AG ADR	25,000	4,077,500
Teva Pharmaceutical Industries, Ltd. ADR	1,676,674	76,791,669
Watson Pharmaceuticals, Inc.(1)	558,195	15,166,158
Wyeth Corp.	909,627	43,625,711
		$1,274,900,300
Real Estate Management & Development — 0.0%
Forest City Enterprises, Inc., Class A	56,500	$1,820,430
Forestar Real Estate Group, Inc.(1)	30,220	575,691
		$2,396,121
Road & Rail — 0.1%
Avis Budget Group, Inc.(1)	55,110	$461,271
Burlington Northern Santa Fe Corp.	55,466	5,540,499
CSX Corp.	3,276	205,766
Norfolk Southern Corp.	3,090	193,650
Union Pacific Corp.	131,038	9,893,369
		$16,294,555
Semiconductors & Semiconductor Equipment — 2.4%
Analog Devices, Inc.	585,574	$18,603,686
Applied Materials, Inc.	1,090,431	20,816,328
Broadcom Corp., Class A(1)	979,183	26,721,904
Cypress Semiconductor Corp.(1)	52,742	1,305,365
Intel Corp.	11,550,887	248,113,053
KLA-Tencor Corp.	148,373	6,040,265
Linear Technology Corp.	123,388	4,018,747
LSI Corp.(1)	141,203	866,986
Maxim Integrated Products, Inc.	263,099	5,564,544
Skyworks Solutions, Inc.(1)	60,075	592,940
Teradyne, Inc.(1)	6,799	75,265
Texas Instruments, Inc.	2,187,871	61,610,447
Verigy, Ltd.(1)	4,119	93,542
Xilinx, Inc.	24,830	626,958
		$395,050,030

Security	Shares	Value
Software — 2.5%
Adobe Systems, Inc.(1)	490,317	$19,313,587
CA, Inc.	50,753	1,171,887
Compuware Corp.(1)	150,944	1,440,006
Electronic Arts, Inc.(1)	21,405	951,024
Intuit, Inc.(1)	556,959	15,355,360
Microsoft Corp.	7,252,451	199,514,927
Oracle Corp.(1)	7,225,244	151,730,124
SAP AG ADR	400,000	20,844,000
Symantec Corp.(1)	225,808	4,369,385
Wind River Systems, Inc.(1)	1,304	14,201
		$414,704,501
Specialty Retail — 1.3%
Abercrombie & Fitch Co., Class A	4,015	$251,660
Best Buy Co., Inc.	280,415	11,104,434
Collective Brands, Inc.(1)	23,100	268,653
Gap, Inc. (The)	89,138	1,485,930
Home Depot, Inc.	4,202,352	98,419,084
Limited Brands, Inc.	168,863	2,845,342
Lowe's Companies, Inc.	2,009,818	41,703,724
RadioShack Corp.	74,318	911,882
Sherwin-Williams Co. (The)	500	22,965
Staples, Inc.	275,430	6,541,463
TJX Companies, Inc. (The)	1,718,239	54,072,981
		$217,628,118
Textiles, Apparel & Luxury Goods — 1.3%
Coach, Inc.(1)	718,638	$20,754,265
Hanesbrands, Inc.(1)	397,459	10,787,037
Nike, Inc., Class B	3,058,444	182,313,847
		$213,855,149
Thrifts & Mortgage Finance — 0.1%
Federal National Mortgage Association	301,648	$5,885,152
Freddie Mac	146,695	2,405,798
Guaranty Financial Group, Inc.(1)	30,220	162,281
MGIC Investment Corp.	95,045	580,725
Washington Mutual, Inc.	615,972	3,036,742
		$12,070,698
Tobacco — 0.2%
Altria Group, Inc.	414,187	$8,515,685
Philip Morris International, Inc.	585,896	28,937,403
		$37,453,088

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Trading Companies & Distributors — 0.0%
United Rentals, Inc.(1)	1,274	$24,983
		$24,983
Wireless Telecommunication Services — 0.1%
Sprint Nextel Corp.	438,673	$4,167,393
Telephone and Data Systems, Inc.	9,252	437,342
Telephone and Data Systems, Inc., Special Shares	24,636	1,086,448
Vodafone Group PLC ADR	302,728	8,918,367
		$14,609,550
Total Common Stocks (identified cost $12,712,187,317)		$16,170,459,353
Convertible Preferred Stocks — 0.0%
Security	Shares	Value
Independent Power Producers & Energy Traders — 0.0%
Enron Corp.(1)(4)	11,050	$0
Total Convertible Preferred Stocks (identified cost $16,626,069)		$0
Other Investments — 0.0%
Security	Shares	Value
Commercial Banks — 0.0%
Wachovia Corp. (Dividend Equalization Preferred Shares)(1)	166,518	$416
		$416
Software — 0.0%
Seagate Technology, Inc. (Tax Refund Rights)(1)(4)	197,392	$0
Total Other Investments (identified cost $39,407)		$416

Short-Term Investments — 1.4%
Description	Shares/Interest (000's omitted)	Value
Eaton Vance Cash Collateral Fund LLC, 2.83%(6)(7)	$4,130	$4,129,505
Investment in Cash Management Portfolio, 2.28%(6)	217,199	217,198,595
Total Short-Term Investments (identified cost $221,328,100)		$221,328,100
Total Investments — 99.8% (identified cost $12,950,180,893)		$16,391,787,869
Other Assets, Less Liabilities — 0.2%		$34,608,407
Net Assets — 100.0%		$16,426,396,276

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  All or a portion of this security was on loan at June 30, 2008.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate value of the securities is $6,026,415 or 0.04% of the Portfolio's net assets.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)  Security subject to restrictions on resale (see Note 5).

(6)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2008.

(7)  The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2008. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2008

Assets
Unaffiliated investments, at value, including $3,956,066 of securities on loan (identified cost, $12,728,852,793)	$16,170,459,769
Affiliated investments, at value (identified cost, $221,328,100)	221,328,100
Receivable for investments sold	18,955,865
Dividends and interest receivable	23,962,072
Interest receivable from affiliated investments	312,707
Securities lending income receivable	326,236
Tax reclaims receivable	2,280,131
Total assets	$16,437,624,880
Liabilities
Collateral for securities loaned	$4,129,505
Payable to affiliate for investment adviser fee	6,190,336
Payable to affiliate for Trustees' fees	298
Other accrued expenses	908,465
Total liabilities	$11,228,604
Net Assets applicable to investors' interest in Portfolio	$16,426,396,276
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$12,984,532,933
Net unrealized appreciation (computed on the basis of identified cost)	3,441,863,343
Total	$16,426,396,276

Statement of Operations

For the Six Months Ended
June 30, 2008

Investment Income
Dividends (net of foreign taxes, $3,470,617)	$188,498,732
Interest	534
Securities lending income, net	781,530
Interest income allocated from affiliated investments	2,056,635
Expenses allocated from affiliated investments	(298,460)
Total investment income	$191,038,971
Expenses
Investment adviser fee	$38,607,464
Trustees' fees and expenses	7,265
Custodian fee	1,282,924
Legal and accounting services	100,337
Miscellaneous	112,294
Total expenses	$40,110,284
Deduct — Reduction of custodian fee	$12
Total expense reductions	$12
Net expenses	$40,110,272
Net investment income	$150,928,699
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)(1)	$209,747,568
Foreign currency transactions	38,877
Net realized gain	$209,786,445
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(2,664,672,116)
Foreign currency	65,171
Net change in unrealized appreciation (depreciation)	$(2,664,606,945)
Net realized and unrealized loss	$(2,454,820,500)
Net decrease in net assets from operations	$(2,303,891,801)

(1)  Includes net realized gains of $263,604,207 from redemptions in-kind.

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
From operations — Net investment income	$150,928,699	$313,617,864
Net realized gain from investment and foreign currency transactions	209,786,445	891,474,938
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(2,664,606,945)	(239,534,188)
Net increase (decrease) in net assets from operations	$(2,303,891,801)	$965,558,614
Capital transactions — Contributions	$592,087,639	$1,526,283,139
Withdrawals	(1,725,960,792)	(3,014,972,770)
Net decrease in net assets from capital transactions	$(1,133,873,153)	$(1,488,689,631)
Net decrease in net assets	$(3,437,764,954)	$(523,131,017)
Net Assets
At beginning of period	$19,864,161,230	$20,387,292,247
At end of period	$16,426,396,276	$19,864,161,230

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)		2007	2006	2005		2004		2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)	0.45	%(2)	0.44%	0.45%	0.45	%(3)	0.45	%(3)	0.45%
Net investment income	1.69	%(2)	1.52%	1.39%	1.25	%(3)	1.18	%(3)	1.05%
Portfolio Turnover(4)	1	%(6)	2%	1%	0	%(5)	3%		15%
Total Return	(11.97	)%(6)	4.72%	13.69%	4.70%		9.67%		23.88%
Net assets, end of period (000's omitted)	$16,426,396		$19,864,161	$20,387,292	$19,032,607		$19,141,142		$17,609,589

(1)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)  Annualized.

(3)  The investment adviser waived a portion of its investment adviser fee equal to less than 0.01% and 0.01% of average daily net assets for 2005 and 2004, respectively.

(4)  Excludes the value of the portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions was 2%, 6%, 7%, 6%, 10%, and 21% for the six months ended June 30, 2008 and the five preceding calendar years.

(5)  Amounts to less than 1%.

(6)  Not annualized.

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to achieve long-term, after-tax returns for its interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2008, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, and Eaton Vance Tax-Managed Growth Fund 1.2 held an interest of 5.1%, 12.9%, and 6.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Short-term debt securities with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Financial futures contracts listed on commodity exchanges are valued based on the closing price on the primary exchange on which such contracts trade. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral Fund are valued at the net asset value per share on the valuation date.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the

Tax-Managed Growth Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2008, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended December 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the average daily net assets of the

Tax-Managed Growth Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Portfolio up to $500 million. The advisory fee on net assets of $500 million or more is reduced as follows:

Average Daily Net Assets For the Month	Annual Fee Rate (for each level)
$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion but less than $7 billion	0.4375%
$7 billion but less than $10 billion	0.4250%
$10 billion but less than $15 billion	0.4125%
$15 billion but less than $20 billion	0.4000%
$20 billion but less than $25 billion	0.3900%
$25 billion and over	0.3800%

The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fees. For the six months ended June 30, 2008, the Portfolio's adviser fee totaled $38,896,828 of which $289,364 was allocated from Cash Management and $38,607,464 was paid or accrued directly by the Portfolio. For the six months ended June 30, 2008, the Portfolio's adviser fee, including the portion allocated from Cash Management, was 0.43% of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $154,478,290 and $281,464,042, respectively, for the six months ended June 30, 2008. In addition, investments having an aggregate market value of $1,159,705,033 at dates of withdrawal were distributed in payment for capital withdrawals and investors contributed securities with a value of $169,066,336, during the six months ended June 30, 2008.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2008 as determined on a federal income tax basis were as follows:

Aggregate cost	$4,256,857,183
Gross unrealized appreciation	$20,835,110,304
Gross unrealized depreciation	(8,700,179,618)
Net unrealized appreciation	$12,134,930,686

5  Restricted Securities

At June 30, 2008, the Portfolio owned the following securities (representing less than 0.01% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Eligible for Resale	Shares	Cost	Value
Common Stocks
Archer-Daniels-Midland Co.	12/13/07	12/13/2008	25,859	$1,000,017	$872,087
Total Restricted Securities				$1,000,017	$872,087

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2008, there were no obligations outstanding under these financial instruments.

Tax-Managed Growth Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2008.

8  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $765,549, for the six months ended June 30, 2008. At June 30, 2008, the value of the securities loaned and the value of the collateral amounted to $3,956,066 and $4,129,505, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

9  Fair Value Measurements

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2008, the inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$16,080,916,742	$—
Level 2	Other Significant Observable Inputs	310,871,127	—
Level 3	Significant Unobservable Inputs	0	—
	Total	$16,391,787,869	$—

*  Other financial instruments are futures, forwards and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

  Investments in Securities*

Balance as of December 31, 2007	$0
Realized gains (losses)	0
Change in net unrealized appreciation (depreciation)	0
Net purchases (sales)	—
Net transfers to (from) Level 3	—
Balance as of June 30, 2008	$0

*  All Level 3 assets held at December 31, 2007 and June 30, 2008 were valued at $0.

Eaton Vance Tax-Managed Growth Fund 1.0

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Tax-Managed Growth Fund 1.0

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Tax-Managed Growth Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Tax-Managed Growth Fund 1.0 (the "Fund") invests, with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance Tax-Managed Growth Fund 1.0

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2007 for the Fund. The Board noted that the Fund's performance relative to its peers was affected by the Adviser's "growth at a reasonable price" ("GARP") approach to selecting investments. The Board concluded that the Fund's performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board noted that, at its request, the Adviser had agreed to add a breakpoint with respect to assets of $25 billion and over. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Tax-Managed Growth Fund 1.0

OFFICERS AND TRUSTEES

Eaton Vance Tax-Managed Growth Fund 1.0

Officers Duncan W. Richardson President Thomas E. Faust Jr. Vice President and Trustee Barbara E. Campbell Treasurer Maureen A. Gemma Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

Tax-Managed Growth Portfolio

Officers
Duncan W. Richardson
President
Michael A. Allison
Vice President
Yana S. Barton
Vice President
Thomas E. Faust Jr.
Vice President and Trustee
Lewis R. Piantedosi
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

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Investment Adviser of Tax-Managed Growth Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Tax-Managed Growth Fund 1.0
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Growth Fund 1.0

The Eaton Vance Building

255 State Street

Boston, MA 02109

157-8/08  TGSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 8, 2008

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 8, 2008